One National Life Drive, Montpelier, Vermont 05604 www.sentinelinvestments.com	Lisa Muller Corporate Secretary Sentinel Group Funds, Inc. Sr. Counsel Sentinel Asset Management, Inc. Sentinel Administrative Services, Inc. Bus 802-229-7410 E-mail lmuller@sentinelinvestments.com

June 26, 2014

Via Electronic Mail

Valerie Lithotomos, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Sentinel Group Funds, Inc. Registration Statement on Form N-1A (File Nos. 2-10685 and 811-00214) (Sentinel Multi-Asset Income Fund (formerly known as the Sentinel Conservative Strategies Fund))

Dear Ms. Lithotomos:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 145 (the “Amendment”) to the registration statement on Form N-1A of the Corporation (the “Registration Statement”), relating to the Sentinel Multi-Asset Income Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on July 1, 2014.

The comments set forth below were provided by the Commission’s staff to Carol Whitesides of Sidley Austin LLP via a telephone conference with Valerie Lithotomos on May 12, 2014 (the “Comments”).  The Amendment is being filed in order to incorporate disclosure addressing the staff’s Comments, and to make certain other non-material updating revisions.  Unless otherwise indicated, defined terms used herein have the meaning set forth in the prospectus/statement of additional information contained within the Amendment.

Prospectus

Comment 1:                                                                         Delete the footnote that refers to the name change and confirm the date the name of the Fund will change.

Response:                                                                                      We have deleted the footnote that refers to the name change.  The Fund’s name change will be effective as of July 1, 2014.

Comment 2:                                                                         In the second paragraph under “Principal Investment Strategies” in the Fund Summary section, elaborate on the other types of debt instruments in which the Fund can invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604
800.233.4332 | www.sentinelinvestments.com

Response:                                                                                        The disclosure in the second paragraph has been revised as follows (changes are marked).  We have made similar disclosure changes in the “Additional Information About the Fund — Investment Objectives and Strategies” section of the Prospectus.

Fund Summary — Principal Investment Strategies

The debt instruments in which the Fund may invest include all varieties of fixed and floating rate instruments, including, without limitation, secured and unsecured bonds and mortgage-backed or other asset-backed securities.  The debt instruments may be of any maturity and any credit quality, including high-yield (below investment-grade) bonds (sometimes called “junk bonds”).  The Fund may invest up to 100% of its assets in debt instruments, and has the flexibility to invest exclusively in any one type of debt instrument, including junk bonds, or in any combination of debt instruments.

Additional Information About The Fund — Principal Investment Strategies

The debt instruments in which the Fund may invest include all varieties of fixed, floating and variable rate instruments, including, without limitation, secured and unsecured bonds and mortgage-backed or other asset-backed securities.  The debt instruments may be of any maturity and any credit quality, including high-yield (below investment-grade) bonds (sometimes called “junk bonds”).  The Fund may invest up to 100% of its assets in debt instruments, and has the flexibility to invest exclusively in any one type of debt instrument, including junk bonds, or in any combination of debt instruments.

Comment 3:                                                                         Can the Fund invest 100% in junk bonds?

Response:                                                                                        Yes, the Fund can invest 100% in junk bonds.

Comment 4:                                                                         In the disclosure related to the use of derivatives, consider whether it would appropriate to discuss leverage risk related to the use of derivatives.

Response:                                                                                        The disclosure related to derivatives currently states, in relevant part, that derivatives may be used “. . . so long as such investments do not have the effect of leveraging portfolio risks.”  The Corporation believes that no additional disclosure is necessary.

Comment 5:                                                                         In the statement regarding the Fund utilizing an active trading approach, please change the disclosure to read “is likely to result . . . “ or “is expected to result . . . “ rather than “may result in portfolio turnover greater than 100%.”

Response:                                                                                        The disclosure has been revised to state that the Fund’s active trading approach “. . . is expected to result in portfolio turnover greater than 100%”.  The same change has been made with respect to the disclosure in the “Additional Information About the Fund — Investment Objectives and Strategies” section of the Prospectus.

Comment 6:                                                                         Will investments in master limited partnerships (“MLPs”) affect the ability of the Fund to qualify for the special tax treatment afforded to regulated investment companies under the Internal Revenue Code?

Response:                                                                                        No.  The Fund intends to invest in MLPs only to the extent that such investments will not jeopardize the Fund’s tax status as a regulated investment company.

Comment 7:                                                                         Revise the name of the risk relating to portfolio turnover to “High Portfolio Turnover Risk”.

Response:                                                                                        We have renamed the risk relating to portfolio turnover to “High Portfolio Turnover Risk”.

Comment 8:                                                                         It was noted that the Fund lists “sector risk” and “utility risk” as two types of investment risk.  Is there any intention to concentrate the investments of the Fund?

Response:                                                                                        The Fund may, at times, emphasize one or more sectors, as stated in the disclosure in the “Additional Information About the Fund — Investment Objectives and Strategies” section of the Prospectus; however, there is no intention to concentrate the investments of the Fund.  We note that it is a fundamental policy of the Fund to limit investments in a particular industry to no more than 25% of the Fund’s assets.

Comment 9:                                                                         Are there expected to be any acquired fund fees and expenses?

Response:                                                                                        No, the Fund does not intend at this time to invest in shares of Acquired Funds (as that term is defined in Form N-1A) to the extent necessary to disclose Acquired Fund Fees and Expenses.

Statement of Additional Information

Comment 10:                                                                  It was noted that the Fund may invest in IPOs.  Please confirm that the Fund will not invest more than 15% of its assets in illiquid investments.

Response:                                                                                        The Corporation confirms that the Fund will not invest more than 15% of its assets in illiquid investments.

Comment 11:                                                                  In the table listing the Corporation’s directors and information about their position, length of service, occupation and public directorships, change the heading of the column that lists public directorships to read “Public Directorships for the Past Five Years”.

Response:                                                                                        We have revised the disclosure in the table as requested.

*   *   *   *   *   *   *  *   *  *

The Corporation acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Corporation’s documents.

Please do not hesitate to contact me at (802) 229-7410 or Carol Whitesides of Sidley Austin LLP at (212)-839-7316 if you have comments or if you require additional information regarding the Corporation’s Registration Statement.

Respectfully submitted,

/s/ Lisa Muller

Lisa Muller